Variable Interest Entities (Details)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 24, 2025 USD ($)	Jan. 01, 2025 USD ($)	Jul. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) solar_project tax_equity_partnership	Dec. 31, 2025 USD ($) tax_equity_partnership solar_project	Dec. 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 17, 2026 USD ($)	Mar. 11, 2025 USD ($)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Number of tax equity partnerships | tax_equity_partnership					8	9
Assets					$ 3,077,268,000	$ 3,078,520,000					$ 3,245,045,000
Liabilities					2,012,836,000	1,942,620,000					1,903,976,000
Total debt					1,370,405,000	$ 1,298,612,000					1,110,856,000
Number of solar projects | solar_project						2
Preferred return amount					$ 4,700,000	$ 4,700,000
Aurora
Variable Interest Entity [Line Items]
Equity method ownership percentage					49.00%	49.00%
Number of solar projects | solar_project					16	16
OYA
Variable Interest Entity [Line Items]
Equity method ownership percentage			30.00%		50.00%	50.00%
Credit Agreement
Variable Interest Entity [Line Items]
Total debt					$ 1,000,000.0
ECCA
Variable Interest Entity [Line Items]
Future payments of structuring fees	$ 6,400,000							$ 6,500,000
ECCA | Forecast
Variable Interest Entity [Line Items]
Future payments of structuring fees							$ 800,000		$ 5,600,000
Cider Solar Holdings LLC
Variable Interest Entity [Line Items]
Under construction costs of solar project	$ 440,000,000
GDEV Management Holdings LLC | Greenbacker Capital Management LLC
Variable Interest Entity [Line Items]
Interest rate		6.00%
GDEV Management Holdings LLC | Greenbacker Capital Management LLC
Variable Interest Entity [Line Items]
Maximum borrowing capacity		$ 4,000,000.0
GDEV OYA Lender
Variable Interest Entity [Line Items]
Distribution received			$ 3,000,000.0
Tax Equity Investors
Variable Interest Entity [Line Items]
Payments to acquire interests held by Tax Equity Investor					2,000,000.0
Redeemable noncontrolling interests					4,600,000	$ 0					1,851,000
Difference between carrying amount and consideration paid					(2,600,000)
GDEV Management Holdings LLC | Greenbacker Capital Management LLC
Variable Interest Entity [Line Items]
Ownership percentage		75.00%
GDEV Management Holdings LLC | Related Party of GCM
Variable Interest Entity [Line Items]
Ownership percentage		25.00%
GDEV I
Variable Interest Entity [Line Items]
Maximum exposure to loss					$ 2,500,000	$ 2,100,000
Payments for advance to affiliate				$ 7,400,000
GDEV I | GDEV GP
Variable Interest Entity [Line Items]
Ownership percentage held by noncontrolling owners					2.00%	2.00%
GDEV II
Variable Interest Entity [Line Items]
Maximum exposure to loss					$ 3,000,000.0	$ 3,200,000
GDEV II | GDEV GP II
Variable Interest Entity [Line Items]
Ownership percentage held by noncontrolling owners					1.96%	1.96%
OYA | Guarantee of Tax Credit Recapture
Variable Interest Entity [Line Items]
Guarantor obligations										$ 1,500,000
Reporting entity involvement, decrease each year, amount										$ 500,000
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets					$ 1,300,000,000	$ 1,300,000,000					1,800,000,000
Liabilities					204,200,000	213,800,000					$ 288,000,000.0
Variable Interest Entity, Primary Beneficiary | GDEV Management Holdings LLC | GDEV Management Holdings LLC
Variable Interest Entity [Line Items]
Assets					1,500,000	800,000
Liabilities					$ 1,000,000.0	$ 2,100,000